7. Patents	3 Months Ended
Dec. 31, 2013
Notes
7. Patents

7.                   Patents

The Company is amortizing its patents over their remaining useful lives (through 2018).  Amortization expense for each of the three-month periods ended December 31, 2013 and 2012 was $31,718.  The Company’s future patent amortization as of December 31, 2013, is as follows:

Years Ending September 30,
2014	$ 95,152
2015	126,870
2016	126,870
2017	126,870
2018	59,440

$ 535,202